RELATED PARTIES AND RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Parties And Related Party Transactions
RELATED PARTIES AND RELATED PARTY TRANSACTIONS

A party is related to Hudson if the party directly or indirectly controls, is controlled by, or is under common control with Hudson, has an interest in the Hudson that gives it significant influence over the Hudson, has joint control over the Hudson or is an associate or a joint venture of the Hudson. In addition, members of the key management personnel of the Hudson or close members of the family are also considered related parties.

The following tables reflect related party transactions and transactions with associates:

Items of comprehensive income

IN MILLIONS OF USD	2019	2018	2017
PURCHASE OF GOODS FROM
International Operation & Services (UY) SA 3	(88.0)	(82.5)	(67.4)
Hudson News Distributors 1	–	(0.3)	(12.2)
Hudson RPM 1	(16.5)	(18.6)	(8.5)

PURCHASE OF SERVICES FROM
Dufry International AG, Interest expenses	(26.8)	(28.2)	(28.6)
Dufry International AG, Franchise fee expenses	(15.1)	(15.2)	(50.6)
Dufry Financial Services B.V., Interest expenses	(2.3)	(2.0)	(0.9)
Dufry Management AG, IT expenses	(1.9)	(1.8)	(1.3)
World Duty Free Group SA, IT expenses 3	–	(0.1)	(0.2)

OTHER OPERATIONAL INCOME FROM
Dufry International AG, Debt waiver	–	–	9.4

SALES OF SERVICES TO
International Operations & Services (USA), Advertising income 3	5.1	5.7	–
Dufry International AG, Other selling income	3.4	2.8	–
Nuance Group (Chicago) LLC, Other selling income 2	0.7	0.9	0.9

1	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.

2	Transactions with associated companies.

3	Transactions with subsidiaries of Dufry

Items of financial position

IN MILLIONS OF USD	31.12.2019	31.12.2018
ACCOUNTS RECEIVABLES AT DECEMBER 31
International Operations & Services (USA), Other receivables 3	5.1	5.6
Dufry International AG, Other receivables	0.4	3.3
International Operation & Services (UY) SA, Other receivables 3	–	0.1
International Operations & Services (CH) AG, Other receivables 3	–	0.4
Hudson RPM, Other receivables 1	–	1.0
Hudson News Distributors, Other receivables 1	0.1	–
Nuance Group (Chicago) LLC, Other receivables 2	–	0.2

ACCOUNTS PAYABLES AT DECEMBER 31
Dufry International AG, Loans payable, non-current	453.0	445.0
Dufry Financial Services B.V., Loans payable, non-current	50.1	47.7
Dufry Financial Services B.V., Loans payable, current	45.9	51.4
International Operation & Services (UY) SA, Trade payables 3	45.7	28.9
Dufry International AG, Other payables	6.5	0.3
Dufry Management AG, Other payables	0.9	0.2
Dufry AG, Other payables	0.4	1.1
World Duty Free Group UK Ltd, Other payables 3	0.3	0.2
Dufry Financial Services B.V., Other payables	0.5	0.1
Hudson RPM, Trade payables 1	0.1	1.5

1	Hudson News Distributors and Hudson RPM are controlled by James S. Cohen, a member of Hudson's board of directors.

2	Transactions with associated companies.

3	Transactions with subsidiaries of Dufry

Board members and executives

The compensation to board members and key executives for the services provided during the respective years include all forms of consideration accrued or provided by Hudson, including compensation in Dufry shares as follows:

IN MILLIONS OF USD	2019	2018	2017
Salaries	6.9	5.8	3.6
Variable payment	5.6	3.6	2.9
Non-monetary benefits	0.2	0.2	0.1
Share based payments	4.7	8.8	4.6
Total	17.4	18.4	11.2

The board members did not receive any compensation for the year 2017.

LIST OF SUBSIDIARIES

R = Retail H = Holding

The table below includes the most important subsidiaries of Hudson Ltd., Bermuda.

AS OF DECEMBER 31, 2019	LOCATION	COUNTRY	TYPE	OWNERSHIP IN %	CURRENCY
UNITED STATES OF AMERICA
Hudson-Garza Albuquerque JV	Albuquerque	USA	R	80	USD
Hudson-Northwind Anchorage JV	Anchorage	USA	R	90	USD
Atlanta WDFG LTL ATL JV LLC	Atlanta	USA	R	70	USD
Atlanta WDFG TAC ATL Retail LLC	Atlanta	USA	R	86	USD
AMS - TE Atlantic City JV	Atlantic City	USA	R	85	USD
Airport Management Services, LLC	Baltimore / Various	USA	H/R	100	USD
Hudson Birmingham JV	Birmingham	USA	R	70	USD
HG Logan Retailers JV	Boston	USA	R	80	USD
HG Burbank JV	Burbank	USA	R	88	USD
HG Burlington JV	Burlington	USA	R	90	USD
HG-BW Charleston JV	Charleston	USA	R	90	USD
Dufry O'Hare T5 JV	Chicago	USA	R	80	USD
HG Midway JV	Chicago	USA	R	65	USD
Hudson News O'Hare JV	Chicago	USA	R	70	USD
Hudson O'Hare T5 JV	Chicago	USA	R	80	USD
Hudson Cleveland JV	Cleveland	USA	R	80	USD
Dallas Love Field WDFG-Love Field Partners II LLC	Dallas	USA	R	51	USD
HG-Multiplex-Regali Dallas JV	Dallas	USA	R	75	USD
Hudson-Retail Dallas JV	Dallas	USA	R	75	USD
WDFG-Aranza / Howell D2-14, LLC	Dallas	USA	R	65	USD
HG DFW Retailers JV	Dallas FW	USA	R	65	USD
HG DFW Retailers P7,JV	Dallas FW	USA	R	73	USD
HG Multiplex DFW JV	Dallas FW	USA	R	65	USD
HG Regali DFW JV	Dallas FW	USA	R	65	USD
World Duty Free Group-Howell Mickens JV	Dallas / Fort Worth	USA	H	65	USD
Denver Duty Free JV	Denver	USA	R	67	USD
HG Denver JV	Denver	USA	R	76	USD
Detroit WDFG Detroit & Partners LLC	Detroit	USA	R	80	USD
WDFG Partners Duty Free LLC (Detroit)	Detroit	USA	R	75	USD
HG Grand Rapid Retailers JV	Grand Rapids	USA	R	90	USD
Hudson BW GSP JV	Greenville	USA	R	80	USD
Dufry Houston Duty Free Partnership	Houston	USA	R	75	USD
Houston WDFG Branch McGowen HOU, LLC	Houston	USA	R	64	USD
WDFG-Houston 8 2014, LLC	Houston	USA	R	60	USD
Hudson Las Vegas JV	Las Vegas	USA	R	73	USD
The Nuance Group (Las Vegas) LLC	Las Vegas	USA	R	73	USD
Little Rock World Duty Free Group Adevco Joint Venture	Little Rock	USA	R	70	USD
HG LAX T3 Retailers JV	Los Angeles	USA	R	63	USD
HG-LAX T6 JV	Los Angeles	USA	R	68	USD
HG-Magic-Concourse TBIT JV	Los Angeles	USA	R	68	USD
Hudson-Magic Johnson Ent. CV LLC	Los Angeles	USA	R	91	USD
LAX Retail Magic 2 JV	Los Angeles	USA	R	73	USD
LAX Retail Magic 3-4 JV	Los Angeles	USA	R	75	USD
LAX WDFG CA LLC	Los Angeles	USA	R	65	USD
HG Manchester JV	Manchester	USA	R	90	USD
AMS-TEI Miami JV	Miami	USA	R	70	USD
Miami Airport Retail Partners Joint-Venture	Miami	USA	R	70	USD

AS OF DECEMBER 31, 2019	LOCATION	COUNTRY	TYPE	OWNERSHIP IN %	CURRENCY
Dufry MSP Retailers JV	Minneapolis	USA	R	75	USD
Minneapolis - WDFG / ELN MSP Terminal 2 Retail - LLC	Minneapolis	USA	R	90	USD
AMS Myrtle Beach JV	Myrtle Beach	USA	R	88	USD
AMS Olympic Nashville JV	Nashville	USA	R	83	USD
Dufry Americas Holding.Inc.	New Jersey	USA	H	100	USD
Hudson Group (HG), Inc.	New Jersey	USA	H	100	USD
WDFG JV Holdings LLC	New Jersey	USA	H	100	USD
WDFG US Inc	New Jersey	USA	H	100	USD
New Orleans Air Ventures II	New Orleans	USA	H	85	USD
HG LGA Retailers JV	New York	USA	R	79	USD
HG-KCGI-TEI JFK T8 JV	New York	USA	R	85	USD
Hudson Keelee JFK 7 JV	New York	USA	R	83	USD
Hudson NIA JFK TI JV	New York	USA	R	90	USD
Hudson Retail-NEU News-Laguardia JV	New York	USA	R	80	USD
JFK Air Ventures II	New York	USA	R	80	USD
Hudson Group (HG) Retail LLC	New York / Various	USA	H/R	100	USD
AMS-BW Newark JV	Newark	USA	R	70	USD
Dufry Newark, Inc	Newark	USA	R	100	USD
Hudson JME Newark C JV	Newark	USA	R	80	USD
Jimmy Stewart LLC	Newburgh	USA	R	100	USD
Hudson NIA Norfolk JV	Norfolk	USA	R	80	USD
HG ONT Retailers,JV	Ontario	USA	R	88	USD
AMS of South Florida, LLC	Orlando	USA	H	50	USD
HG-Orlando AS1 JV	Orlando	USA	R	75	USD
Hudson Newburn AS2 JV	Orlando	USA	R	65	USD
Hudson Sanford JV	Orlando	USA	R	99	USD
Hudson-Keys Orlando Joint Venture	Orlando	USA	R	100	USD
HG PHL Retailers JV	Philadelphia	USA	R	65	USD
Dufry Phoenix Retailers JV	Phoenix	USA	R	70	USD
HG Phoenix Retailers JV	Phoenix	USA	R	70	USD
HG PHX T3 Retailers 2017 JV	Phoenix	USA	R	80	USD
WDFG Portland Retailers JV	Portland	USA	R	96	USD
RDU Air Venture II JV	Raleigh	USA	R	80	USD
AMS NIA Richmond JV	Richmond	USA	R	80	USD
Hudson NIA Rochester JV	Rochester	USA	R	85	USD
San Antonio WDFG - Houston 8 San Antonio JV	San Antonio	USA	R	63	USD
HG-CV-Epicure-Martinez San Diego JV	San Diego	USA	R	71	USD
HG SFO Retailers JV	San Francisco	USA	R	80	USD
WDFG North America LLC	San Francisco / Various	USA	H/R	100	USD
AMS SJC JV	San Jose	USA	R	91	USD
John Wayne NG-AC JV	Santa Ana	USA	R	81	USD
Dufry Seattle JV	Seattle	USA	R	88	USD
Seattle Air Ventures	Seattle	USA	R	75	USD
HG St Louis JV	St Louis	USA	R	70	USD
HG PIE Retailers JV	St Pete-Clearwater	USA	R	90	USD
HG Tampa JV	Tampa	USA	R	76	USD
WDFG-Transglobal TPA JV	Tampa	USA	R	70	USD
HG Tucson Retailers JV	Tucson	USA	R	70	USD
HG Tulsa Retailers JV	Tulsa	USA	R	90	USD
HG-National. JV	Washington-Reagan	USA	R	70	USD

CANADA
The Nuance Group (Canada) Inc.	Toronto	Canada	R	100	CAD
AMS Canada, Vancouver Int. Airport	Vancouver	Canada	R	100	CAD
WDFG Vancouver LP	Vancouver	Canada	R	100	CAD
Hudson Group Canada Inc	Vancouver / Various	Canada	R	100	CAD